As filed with the Securities and Exchange Commission on or about April 7, 2016

Securities Act File No. 333-50390
Investment Company Act File No. 811-07076

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933	X
Pre-Effective Amendment No.	_
Post-Effective Amendment No. 62	X
Registration Statement Under The Investment Company Act of 1940	X
Amendment No. 63	X

WILSHIRE MUTUAL FUNDS, INC
 (Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jason A. Schwarz c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that the filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on __________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

This Post-Effective Amendment No. 62 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 61 filed March 30, 2016, and incorporates Parts A, B and C from said amendment.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 7th day of April, 2016.

WILSHIRE MUTUAL FUNDS, INC.

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 to the registration statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Roger Formisano*	Director	April 7, 2016
Roger Formisano
Edward Gubman*	Director	April 7, 2016
Edward Gubman
Suanne K. Luhn*	Director	April 7, 2016
Suanne K. Luhn
/s/ John Hindman	Director	April 7, 2016
John Hindman

George J. Zock*	Director	April 7, 2016
George J. Zock
/s/Michael Wauters	Treasurer	April 7, 2016
Michael Wauters
/s/ Jason A. Schwarz	President	April 7, 2016
Jason A. Schwarz
*By: /s/ Michael Wauters		April 7, 2016
Michael Wauters

As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.